Debt - Summary of Net Interest Expense (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Original issue discounts		$ 0.1	$ 0.1	$ 0.2
Unrealized foreign exchange (gains) losses	$ (9.7)	1.2	(14.5)	6.4
Total interest expense	1.0	11.4	6.7	26.8
Interest income		(0.1)		(0.1)
Interest expense, net	1.0	11.3	6.7	26.7
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense	0.4		0.7
Amortization debt issue costs	0.1	0.1	0.2	0.2
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Interest expense	0.7	0.7	1.4	1.4
Amortization debt issue costs	0.2	0.2	0.3	0.2
Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense	8.6	8.6	17.2	17.2
Amortization debt issue costs	0.4	0.3	0.8	0.6
Other [Member]
Debt Instrument [Line Items]
Interest expense	$ 0.3	$ 0.2	$ 0.5	$ 0.6